BASIS OF PRESENTATION, VIE Disclosures (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
VIE disclosures [Abstract]
Aggregate carrying amounts of total assets	$ 6,960,576	$ 5,224,169
Aggregate carrying amounts of total liabilities	6,187,842	4,051,517
VIEs [Member]
VIE disclosures [Abstract]
Aggregate carrying amounts of total assets	388,376	598,727
Aggregate carrying amounts of total liabilities	$ 572,300	$ 714,034